Transactions with Related Parties - Seacommercial (Details) - USD ($)	6 Months Ended		7 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jul. 27, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Due to related parties	$ 721,213			$ 166,354
Seacommercial Shipping Services S.A.
Related Party Transaction [Line Items]
Charter hire commission payable to the management company	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels	1.00%
Due to related parties	$ 32,229			$ 0
Commissions related party	$ 251,826	$ 0
Seacommercial Shipping Services S.A. | M/V Dream Seas, M/V Gentle Seas, M/V Peaceful Seas and M/V Friendly Seas
Related Party Transaction [Line Items]
Commission rate payable to the management company for the purchase, sale and construction of vessels			1.00%
Commission amount payable to the management company for the purchase, sale and construction of vessels			$ 632,000